Business Combination (Details) - COE Business ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2017 CNY (¥)	Oct. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Consideration:
Cash	¥ 152,946	$ 180,000
Fixed assets			¥ 17,123
Intangible assets			61,973
Increase in goodwill related to acquisition of CEO Business			¥ 84,430	¥ 84,430
Acquisition consideration payable					¥ 22,942